Income Taxes (Details) - Schedule of Federal Income Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Federal Income Tax Rate Effective Tax Rate [Line Items]
U.S. federal statutory income tax rate	21.00%	21.00%
State tax benefit (expense), net of federal benefit	(6.90%)	6.30%
Permanent items
Change in fair value of earn-out liabilities	(112.40%)
Loss on initial issuance of warrants	37.40%
Share-based compensation – Arosa units	4.50%
Business Combination expenses	5.10%
Current year tax credits		6.80%
Change in valuation allowance	51.30%	(34.10%)
Income tax provision	0.00%	0.00%